Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable securities [Abstract]
Marketable Securities	$ 0	$ 0
Gain on sale of marketable securities	$ 0	$ 0	$ 89